Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	309,166,229.59	17,952
Yield Supplement Overcollateralization Amount 02/28/26	21,152,030.33	0
Receivables Balance 02/28/26	330,318,259.92	17,952
Principal Payments	17,133,711.31	594
Defaulted Receivables	714,307.54	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	19,539,887.46	0
Pool Balance at 03/31/26	292,930,353.61	17,328

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.91%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	6,432,487.35	255
Past Due 61-90 days	2,010,124.93	79
Past Due 91-120 days	397,778.19	15
Past Due 121+ days	0.00	0
Total	8,840,390.47	349

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	446,428.03
Aggregate Net Losses/(Gains) - March 2026	267,879.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.97%
Prior Net Losses/(Gains) Ratio	0.75%
Second Prior Net Losses/(Gains) Ratio	0.93%
Third Prior Net Losses/(Gains) Ratio	0.76%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.76%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.44%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	36.91

Flow of Funds	$ Amount
Collections	19,314,828.13
Investment Earnings on Cash Accounts	9,163.44
Servicing Fee	(275,265.22)
Transfer to Collection Account	-
Available Funds	19,048,726.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,253,124.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,226,607.50
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,327,690.03

Total Distributions of Available Funds	19,048,726.35

Servicing Fee	275,265.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	304,156,961.11
Principal Paid	16,235,875.98
Note Balance @ 04/15/26	287,921,085.13

Class A-1
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2a
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2b
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-3
Note Balance @ 03/16/26	197,516,961.11
Principal Paid	16,235,875.98
Note Balance @ 04/15/26	181,281,085.13
Note Factor @ 04/15/26	57.0425063%

Class A-4
Note Balance @ 03/16/26	61,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	61,560,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	30,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	30,060,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	15,020,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	15,020,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,485,160.34
Total Principal Paid	16,235,875.98
Total Paid	17,721,036.32

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.67223%
Coupon	4.25223%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	953,019.34
Principal Paid	16,235,875.98
Total Paid to A-3 Holders	17,188,895.32

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4861412
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.2465987
Total Distribution Amount	17.7327399

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.9988022
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.0883448
Total A-3 Distribution Amount	54.0871470

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	691.47
Noteholders' Principal Distributable Amount	308.53

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	2,504,634.24
Investment Earnings	7,443.86
Investment Earnings Paid	(7,443.86)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,436,964.34	2,144,012.04	2,311,951.98
Number of Extensions	56	84	89
Ratio of extensions to Beginning of Period Receivables Balance	0.44%	0.62%	0.63%